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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:    1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MORNINGSTAR INVESTMENT SERVICES, INC.
                 -------------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------------
                 CHICAGO, IL 60602
                 -------------------------------------

Form 13F File Number: 28-13657
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    LISA DERNER
         -------------------------------
Title:   COMPLIANCE OFFICER
         -------------------------------
Phone:   (312) 384-5437
         -------------------------------

Signature, Place, and Date of Signing:

         /S/ LISA DERNER                 CHICAGO, IL      FEBRUARY 3, 2012
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 163
                                        --------------------

Form 13F Information Table Value Total: $396,862
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Explanatory Remark:

Morningstar Investment Services is amending the 13F filing for 12/31/2011 to update the value and share amount in American Electric Power Company and American Eagle Outfitters due to a clerical error.

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Form 13F Information Table

                                                          Value   Share    Share/   Put/ Investment  Other       Voting Authority
Name of Issuer                Title of Class  CUSIP     (x$1000)  Amount  Principal Call Discretion Managers    Sole    Shared  None
AT&T INC                            COM       00206R102   $2,362   78,106    SH             Sole                78,106
ATMI INC                            COM       00207R101     $244   12,184    SH             Sole                12,184
Abbott Labs                         COM       002824100  $10,428  185,446    SH             Sole               185,446
ACTIVISION BLIZZARD INC             COM       00507V109     $125   10,156    SH             Sole                10,156
ACTUANT CORP                     CL A NEW     00508X203     $331   14,577    SH             Sole                14,577
ALLSTATE CORP                       COM       020002101     $480   17,497    SH             Sole                17,497
Altria Group Inc.                   COM       02209S103   $3,708  125,056    SH             Sole               125,056
AMERICAN EAGLE OUTFITTERS NE        COM       02553E106     $236   15,426    SH             Sole                70,209
AMERICAN ELEC PWR INC               COM       025537101   $2,900   70,209    SH             Sole                15,426
American Express Co                 COM       025816109     $771   16,350    SH             Sole                16,350
AmeriGas Partners L P           UNIT LP INT   030975106   $1,122   24,437    SH             Sole                24,437
Amgen Inc                           COM       031162100     $580    9,029    SH             Sole                 9,029
Apollo Group Inc                   CL A       037604105     $625   11,597    SH             Sole                11,597
APPLE INC                           COM       037833100     $220      542    SH             Sole                   542
Applied Matls Inc                   COM       038222105   $1,905  177,877    SH             Sole               177,877
Autodesk Inc.                       COM       052769106     $713   23,497    SH             Sole                23,497
Automatic Data Processing In        COM       053015103   $1,182   21,883    SH             Sole                21,883
Avon Prod Inc                       COM       054303102     $580   33,177    SH             Sole                33,177
BB&T Corp                           COM       054937107   $4,085  162,297    SH             Sole               162,297
Bank of New York Mellon Corp        COM       064058100     $532   26,704    SH             Sole                26,704
Baxter Intl Inc                     COM       071813109     $703   14,208    SH             Sole                14,208
Berkshire Hathaway Inc DEL         CL B       084670702   $1,462   19,155    SH             Sole                19,155
Blackrock Inc                       COM       09247X101     $850    4,767    SH             Sole                 4,767
CME GROUP INC                       COM       12572Q105     $392    1,608    SH             Sole                 1,608
CVS Caremark Corporation            COM       126650100     $651   15,959    SH             Sole                15,959
Capital One Finl Corp               COM       14040H105     $440   10,395    SH             Sole                10,395
CarMax Inc                          COM       143130102     $686   22,498    SH             Sole                22,498
CEMEX SAB DE CV                SPON ADR NEW   151290889     $175   32,559    SH             Sole                32,559
CHARLES RIV LABS INTL INC           COM       159864107     $336   12,293    SH             Sole                12,293
CHEVRON CORP NEW                    COM       166764100   $2,805   26,361    SH             Sole                26,361
Cisco Sys Inc                       COM       17275R102   $1,940  107,319    SH             Sole               107,319
Cintas Corp                         COM       172908105     $696   20,004    SH             Sole                20,004
Clorox Co DEL                       COM       189054109   $2,454   36,870    SH             Sole                36,870
CLOUD PEAK ENERGY INC               COM       18911Q102     $505   26,136    SH             Sole                26,136
Comcast Corp NEW                   CL A       20030N101     $430   18,127    SH             Sole                18,127
Compass Minerals Intl Inc           COM       20451N101   $1,607   23,340    SH             Sole                23,340
CONOCOPHILLIPS                      COM       20825C104     $321    4,404    SH             Sole                 4,404
CORELOGIC INC                       COM       21871D103     $542   41,937    SH             Sole                41,937
CREDIT SUISSE GROUP            SPONSORED ADR  225401108     $495   21,073    SH             Sole                21,073
Diageo PLC                     SPON ADR NEW   25243Q205   $3,223   36,865    SH             Sole                36,865

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
Disney Walt Co                  COM DISNEY    254687106     $308    8,219    SH             Sole                 8,219
Discover Finl Svcs                  COM       254709108   $2,426  101,077    SH             Sole               101,077
eBay Inc                            COM       278642103   $1,134   37,393    SH             Sole                37,393
Energy Transfer Prtnrs L P    UNIT LTD PARTN  29273R109   $1,059   23,088    SH             Sole                23,088
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN  29273V100   $1,314   32,388    SH             Sole                32,388
ENTERGY CORP NEW                    COM       29364G103   $2,931   40,121    SH             Sole                40,121
Exelon Corp                         COM       30161N101   $5,742  132,396    SH             Sole               132,396
EXPEDITORS INTL WASH INC            COM       302130109     $394    9,631    SH             Sole                 9,631
Exxon Mobil Corp                    COM       30231G102   $4,712   55,588    SH             Sole                55,588
FIDELITY NATIONAL FINANCIAL        CL A       31620R105     $383   24,014    SH             Sole                24,014
First Amern Finl Corp               COM       31847R102     $851   67,180    SH             Sole                67,180
FIRSTMERIT CORP                     COM       337915102     $799   52,798    SH             Sole                52,798
Firstenergy Corp                    COM       337932107     $579   13,079    SH             Sole                13,079
France Telecom                 Sponsored ADR  35177Q105   $1,187   75,812    SH             Sole                75,812
FRANKLIN RES INC                    COM       354613101     $395    4,112    SH             Sole                 4,112
General Dynamics Corp               COM       369550108     $766   11,538    SH             Sole                11,538
General Electric Co                 COM       369604103   $5,453  304,476    SH             Sole               304,476
Genuine Parts Co                    COM       372460105   $1,479   24,169    SH             Sole                24,169
GLAXOSMITHKLINE PLC            SPONSORED ADR  37733W105     $255    5,589    SH             Sole                 5,589
GOOGLE INC                         CL A       38259P508   $2,352    3,641    SH             Sole                 3,641
Health Care REIT Inc                COM       42217K106   $3,636   66,687    SH             Sole                66,687
Hewlett Packard Co                  COM       428236103     $611   23,720    SH             Sole                23,720
Home Depot Inc                      COM       437076102     $336    7,988    SH             Sole                 7,988
Illinois Tool Wks Inc               COM       452308109     $270    5,770    SH             Sole                 5,770
Intel Corp                          COM       458140100     $292   12,038    SH             Sole                12,038
International Game Technolog        COM       459902102     $248   14,403    SH             Sole                14,403
International Speedway Corp        CL A       460335201   $1,009   39,816    SH             Sole                39,816
ISHARES INC                     MSCI JAPAN    464286848     $365   40,013    SH             Sole                40,013
iShares TR                    IBOXX INV CPBD  464287242  $10,424   91,637    SH             Sole                91,637
ISHARES TR                     AGENCY BD FD   464288166     $385    3,412    SH             Sole                 3,412
ISHARES TR                     HIGH YLD CORP  464288513   $8,371   93,600    SH             Sole                93,600
ISHARES TR                   BARCLYS 1-3YR CR 464288646   $8,800   84,452    SH             Sole                84,452
JPMorgan Chase & Co.                COM       46625H100     $730   21,947    SH             Sole                21,947
Johnson & Johnson                   COM       478160104   $5,472   83,440    SH             Sole                83,440
KLA-Tencor Corp                     COM       482480100   $1,336   27,692    SH             Sole                27,692
Kinder Morgan Energy Partner  UT LTD PARTNER  494550106   $2,312   27,212    SH             Sole                27,212
Kinder Morgan Management LLC        SHS       49455U100     $856   10,904    SH             Sole                10,904
KINDER MORGAN INC DEL               COM       49456B101   $2,939   91,348    SH             Sole                91,348
LILLY ELI & CO                      COM       532457108     $351    8,455    SH             Sole                 8,455
LOCKHEED MARTIN CORP                COM       539830109     $301    3,725    SH             Sole                 3,725
Lowes Cos Inc                       COM       548661107   $3,375  132,971    SH             Sole               132,971
Magellan Midstream Prtnrs LP  COM UNIT RP LP  559080106   $3,557   51,647    SH             Sole                51,647
MARTIN MARIETTA MATLS INC           COM       573284106     $404    5,357    SH             Sole                 5,357
MasterCard Inc                     CL A       57636Q104     $638    1,711    SH             Sole                 1,711
Maxim Integrated Prods Inc          COM       57772K101     $883   33,917    SH             Sole                33,917
Medtronic Inc                       COM       585055106     $842   22,023    SH             Sole                22,023

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
Merck & Co Inc New                  COM       58933Y105     $669   17,734    SH             Sole                17,734
Microsoft Corp                      COM       594918104   $1,706   65,719    SH             Sole                65,719
Molson Coors Brewing Co            CL B       60871R209     $732   16,811    SH             Sole                16,811
NTT DOCOMO INC                   SPONS ADR    62942M201   $1,558   84,897    SH             Sole                84,897
National Grid PLC              SPON ADR NEW   636274300   $2,925   60,329    SH             Sole                60,329
NATIONAL OILWELL VARCO INC          COM       637071101     $909   13,367    SH             Sole                13,367
Navigant Consulting Inc             COM       63935N107   $1,468  128,636    SH             Sole               128,636
NORTHERN TR CORP                    COM       665859104     $395    9,960    SH             Sole                 9,960
Novartis A G                   SPONSORED ADR  66987V109   $2,940   51,420    SH             Sole                51,420
NUCOR CORP                          COM       670346105     $535   13,523    SH             Sole                13,523
Nustar Energy LP                 UNIT COM     67058H102     $796   14,055    SH             Sole                14,055
OLD REP INTL CORP                   COM       680223104     $403   43,491    SH             Sole                43,491
ORACLE CORP                         COM       68389X105     $547   21,319    SH             Sole                21,319
Paychex Inc                         COM       704326107   $4,005  133,028    SH             Sole               133,028
Pepsico Inc                         COM       713448108   $1,879   28,322    SH             Sole                28,322
Pfizer Inc                          COM       717081103   $2,708  125,146    SH             Sole               125,146
Philip Morris Intl Inc              COM       718172109   $3,428   43,683    SH             Sole                43,683
PIMCO ETF TR                  1-5 US TIP IDX  72201R205   $3,581   67,102    SH             Sole                67,102
PIMCO ETF TR                  ENHAN SHRT MAT  72201R833     $253    2,524    SH             Sole                 2,524
PITNEY BOWES INC                    COM       724479100     $333   17,942    SH             Sole                17,942
Procter & Gamble Co                 COM       742718109   $4,642   69,588    SH             Sole                69,588
PUBLIC SVC ENTERPRISE GROUP         COM       744573106     $294    8,914    SH             Sole                 8,914
Range Res Corp                      COM       75281A109   $1,175   18,971    SH             Sole                18,971
Realty Income Corp                  COM       756109104   $4,215  120,569    SH             Sole               120,569
REPUBLIC SVCS INC                   COM       760759100     $405   14,718    SH             Sole                14,718
ROGERS COMMUNICATIONS INC          CL B       775109200     $435   11,287    SH             Sole                11,287
ROYAL DUTCH SHELL PLC           SPON ADR B    780259107   $2,792   36,736    SH             Sole                36,736
SPDR INDEX SHS FDS           DJ GLB RL ES ETF 78463X749   $3,747  107,407    SH             Sole               107,407
St Joe Co                           COM       790148100   $1,895  129,233    SH             Sole               129,233
ST JUDE MED INC                     COM       790849103     $388   11,320    SH             Sole                11,320
SCHWAB CHARLES CORP NEW             COM       808513105     $707   62,751    SH             Sole                62,751
Select Sector SPDR TR         SBI HEALTHCARE  81369Y209  $14,839  427,767    SH             Sole               427,767
Sonic Corp                          COM       835451105      $93   13,885    SH             Sole                13,885
Spectra Energy Corp                 COM       847560109   $6,336  206,038    SH             Sole               206,038
STRAYER ED INC                      COM       863236105     $689    7,089    SH             Sole                 7,089
Stryker Corp                        COM       863667101   $1,138   22,894    SH             Sole                22,894
SUNCOR ENERGY INC NEW               COM       867224107     $378   13,108    SH             Sole                13,108
Sysco Corp                          COM       871829107   $2,974  101,401    SH             Sole               101,401
TALISMAN ENERGY INC                 COM       87425E103     $250   19,620    SH             Sole                19,620
3M Co                               COM       88579Y101   $1,777   21,748    SH             Sole                21,748
TransCanada Corp                    COM       89353D107   $2,662   60,947    SH             Sole                60,947
US Bancorp Del                    COM NEW     902973304   $3,698  136,703    SH             Sole               136,703
Ultra Petroleum Corp                COM       903914109   $1,230   41,511    SH             Sole                41,511
United Parcel Service Inc          CL B       911312106   $2,614   35,716    SH             Sole                35,716
VCA ANTECH INC                      COM       918194101     $290   14,696    SH             Sole                14,696
Vanguard Specialized Portfol    DIV APP ETF   921908844   $4,648   85,047    SH             Sole                85,047

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
VANGUARD WORLD FD             MEGA CAP INDEX  921910873   $8,814  204,940    SH             Sole               204,940
VANGUARD BD INDEX FD INC      TOTAL BND MRKT  921937835  $22,656  271,239    SH             Sole               271,239
VANGUARD INTL EQUITY INDEX F  TT WRLD ST ETF  922042742     $245    5,684    SH             Sole                 5,684
Vanguard Intl Equity Index F    EMR MKT ETF   922042858   $4,707  123,180    SH             Sole               123,180
VANGUARD TAX-MANAGED INTL FD   MSCI EAFE ETF  921943858  $18,302  597,409    SH             Sole               597,409
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US  922042775     $362    9,126    SH             Sole                 9,126
VANGUARD WORLD FDS            HEALTH CAR ETF  92204A504     $418    6,829    SH             Sole                 6,829
Vanguard World Fds             INF TECH ETF   92204A702   $9,795  159,598    SH             Sole               159,598
VANGUARD INDEX FDS            MCAP GR IDXVIP  922908538     $223    3,750    SH             Sole                 3,750
VANGUARD INDEX FDS               REIT ETF     922908553     $473    8,161    SH             Sole                 8,161
VANGUARD INDEX FDS              GROWTH ETF    922908736     $360    5,837    SH             Sole                 5,837
Vanguard Index Fds             SMALL CP ETF   922908751   $5,057   72,583    SH             Sole                72,583
Vanguard Index Fds              STK MRK ETF   922908769  $48,704  757,420    SH             Sole               757,420
VERIZON COMMUNICATIONS INC          COM       92343V104     $212    5,289    SH             Sole                 5,289
Vulcan Matls Co                     COM       929160109   $1,325   33,661    SH             Sole                33,661
Wal Mart Stores Inc                 COM       931142103   $3,510   58,736    SH             Sole                58,736
Walgreen Co                         COM       931422109     $297    8,992    SH             Sole                 8,992
Waste Mgmt Inc Del                  COM       94106L109   $1,165   35,624    SH             Sole                35,624
WellPoint Inc                       COM       94973V107     $597    9,005    SH             Sole                 9,005
Wells Fargo Co NEW                  COM       949746101   $3,710  134,616    SH             Sole               134,616
Westar Energy Inc                   COM       95709T100   $1,977   68,708    SH             Sole                68,708
Western Un Co                       COM       959802109   $2,479  135,779    SH             Sole               135,779
WESTPAC BKG CORP               SPONSORED ADR  961214301     $459    4,479    SH             Sole                 4,479
WISDOMTREE TRUST                  DEFA FD     97717W703     $239    5,840    SH             Sole                 5,840
WISDOMTREE TRUST              JP SMALLCP DIV  97717W836   $9,034  216,900    SH             Sole               216,900
WISDOMTREE TR                 EM LCL DEBT FD  97717X867   $6,057  124,504    SH             Sole               124,504
Zimmer Hldgs Inc                    COM       98956P102     $873   16,335    SH             Sole                16,335
COVIDIEN PLC                        SHS       G2554F113     $202    4,486    SH             Sole                 4,486
LAZARD LTD                         SHS A      G54050102     $437   16,731    SH             Sole                16,731
UTI WORLDWIDE INC                   ORD       G87210103     $735   55,313    SH             Sole                55,313
TRANSOCEAN LTD                    REG SHS     H8817H100     $253    6,600    SH             Sole                 6,600